INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movement (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening Balance	$ 86,809,069	$ 77,197,781	$ 54,190,546
Other investment increases in associates (Capital contributions to Leao Alimentos e Bebidas Ltda. and Coca-Cola del Valle New Ventures S.A.)	15,615,466	15,570,161	17,586,575
Dividends received	(403,414)	(1,540,090)	(750,806)
Share in operating income	2,194,144	932,340	396,764
Unrealized income	85,268	85,268	85,266
Increase (Decrease) due to foreign currency translation differences	(1,889,588)	(5,436,391)	5,689,436
Ending Balance	$ 102,410,945	$ 86,809,069	$ 77,197,781